Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	LOOMIS SAYLES FUNDS I
Prospectus Date	rr_ProspectusDate	Feb. 01, 2013
Loomis Sayles High Income Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	loomis sayles high income opportunities fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund's investment objective is high current income.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	Capital appreciation is the Fund's secondary objective.
Expense [Heading]	rr_ExpenseHeading	FUND FEES & EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

*	The table shows net fees and expenses of the Fund as 0%, reflecting the fact that the Fund does not pay any advisory, administration or distribution and service fees, and that Loomis, Sayles & Company, L.P. ("Loomis Sayles" or the "Adviser") has agreed to pay certain expenses of the Fund. You should be aware, however, that shares of the Fund are available only to institutional investment advisory clients of Loomis Sayles and NGAM Advisors, L.P. ("NGAM Advisors") and to participants in certain approved "wrap fee" programs sponsored by broker-dealers and investment advisers that may be affiliated or unaffiliated with the Fund, Loomis Sayles or NGAM Advisors. The institutional investment advisory clients of Loomis Sayles and NGAM Advisors pay Loomis Sayles or NGAM Advisors a fee for their investment advisory services, while participants in "wrap fee" programs pay a "wrap" fee to the program's sponsor. The "wrap fee" program sponsors in turn pay fees to NGAM Advisors. Participants in "wrap fee" programs should carefully read the wrap fee brochure provided to them by their program's sponsor. The brochure is required to include information about the fees charged by the "wrap fee" program sponsor and the fees paid by such sponsor to NGAM Advisors. Investors pay no additional fees or expenses to purchase shares of the Fund. Investors will, however, indirectly pay a proportionate share of those costs, such as brokerage commissions, taxes and extraordinary expenses that are borne by the Fund through a reduction in their net asset value. See the section "Management" in the Statutory Prospectus.

The Fund does not impose a sales charge, a redemption fee or an exchange fee.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During its most recently ended fiscal year, the Fund's portfolio turnover rate was 30% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	30.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund will invest substantially all of its assets, and may invest up to 100% of its assets, in high income securities ("High-Income Securities"). High-Income Securities are fixed-income securities that Loomis Sayles believes have the potential to generate relatively high levels of current income. High-Income Securities are often rated below investment-grade (below investment-grade securities are sometimes referred to as "high-yield securities" or "junk bonds"). Below investment-grade fixed-income securities are rated below investment-grade quality (i.e., none of the three major rating agencies (Moody's Investors Service, Inc., Fitch Investor Services, Inc. or Standard & Poor's Ratings Group) have rated the securities in one of their respective top four rating categories). The Fund's fixed-income securities investments may include unrated securities (securities that are not rated by a rating agency) if Loomis Sayles determines that the securities are of comparable quality to rated securities that the Fund may purchase. The Fund may invest approximately 20% of its assets in investment-grade fixed-income securities. The Fund may invest a portion of its assets in senior floating-rate loans made to U.S. and foreign borrowers. A significant portion of the securities purchased by the Fund may be issued by smaller-capitalization companies. There is no minimum rating for debt in which the Fund may invest.

Under normal market conditions, the Fund may invest up to 40% of its assets in debt obligations of foreign companies, foreign governments and their subdivisions, agencies, instrumentalities and sponsored entities ("Foreign Securities"), including emerging market securities. The Fund may invest without limit in obligations of supranational entities ( e.g., the World Bank). The Fund may also invest in derivatives, including swaps (including credit default swaps, in which one party agrees to make periodic payments to a counterparty in exchange for the right to receive a payment in the event of a default of the underlying reference security), purchasing or selling options or futures contracts to hedge interest rate risk.

The Fund's investments may include, among other things, corporate debt securities, U.S. government obligations, U.S. dollar-denominated foreign securities, zero-coupon and pay-in-kind securities, loan assignments and participations, delayed funding loans and revolving credit facilities, commercial paper, mortgage-backed securities, collateralized mortgage obligations, mortgage dollar rolls, collateralized debt and loan obligations and other asset-backed securities, securities issued pursuant to Rule 144A under the Securities Act of 1933 ("Rule 144A securities"), when-issued securities, municipal bonds, repurchase agreements, debt-linked and equity-linked securities, convertible securities, preferred shares and illiquid securities.

In deciding which High-Income Securities to buy and sell, Loomis Sayles will consider, among other things, the financial strength of the issuer, yield, coupon rate, current interest rates, current valuations and comparisons of the level of risk associated with particular investments with Loomis Sayles' expectations concerning the potential return of those types of investments. As part of its investment approach, Loomis Sayles generally seeks fixed-income securities of issuers whose credit profiles Loomis Sayles believes have the potential to stabilize or improve. With respect to investments in foreign securities, Loomis Sayles will consider the global economic environment, and the economic environment of the relevant country, taking into account factors such as GDP growth, inflation and other economic conditions, monetary policy, fiscal policy, leadership and social stability.

Loomis Sayles may invest significantly in securities whose price Loomis Sayles believes is more sensitive to events related to the underlying issuer than to changes in general interest rates or overall market default rates.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The principal risks of investing in the Fund are summarized below. The Fund does not represent a complete investment program. You may lose money by investing in the Fund.

Below Investment-Grade Fixed-Income Securities Risk is the risk that the Fund's investments in below investment-grade fixed-income securities may be subject to greater risks than other fixed-income securities, including being subject to greater levels of interest rate risk, credit risk (including a greater risk of default) and liquidity risk. The ability of the issuer to make principal and interest payments is predominantly speculative for below investment-grade fixed-income securities.

Credit Risk is the risk that the issuer or guarantor of a fixed-income security in which the Fund invests, or the counterparty to a derivatives or other transaction will fail financially or otherwise be unwilling or unable to meet their obligations to the Fund.

Currency Risk is the risk that the value of the Fund's investments will fall as a result of changes in exchange rates.

Derivatives Risk is the risk that the value of the Fund's derivative investments such as options and futures transactions and swap transactions will fall, for example, because of changes in the value of the underlying reference instruments, pricing difficulties or lack of correlation with the underlying investments. There is also the risk that the Fund may be unable to terminate or sell a derivatives position at an advantageous time or price. Moreover, a number of broker-dealers and other financial institutions have recently experienced extreme financial difficulty, sometimes resulting in bankruptcy of the institution. There can be no assurance that the Fund's derivative counterparties will not experience similar financial difficulties, possibly resulting in losses to the Fund. This risk is greater for swaps and other over-the-counter traded derivatives. Investing in derivatives gives rise to other risks, such as leverage risk, liquidity risk, credit risk, counterparty risk, interest rate risk and market risk. The use of derivatives may cause the Fund to incur losses greater than those which would have occurred had derivatives not been used. The use of derivatives for other than hedging purposes may be considered a speculative activity, and involves greater risks than are involved in hedging.

Emerging Markets Risk is the risk that the Fund's investments may face greater foreign securities risk. Investing in companies traded in emerging securities markets, which may be smaller and have shorter operating histories than companies in developed markets, involves risks in addition to, and greater than, those generally associated with investing in developed foreign markets. The extent of economic development, political stability, market depth, infrastructure, capitalization and regulatory oversight in emerging market economies is generally less than in more developed markets.

Equity Securities Risk is the risk that the value of the Fund's investments in equity securities could be subject to unpredictable declines in the value of individual securities and periods of below-average performance in individual securities or in the equity market as a whole. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer's bonds generally take precedence over the claims of those who own preferred stock or common stock.

Extension Risk is the risk that an unexpected rise in interest rates will extend the life of a mortgage- or asset-backed security beyond the expected prepayment time, typically reducing the security's value.

Foreign Securities Risk is the risk that the value of the Fund's foreign investments will fall as a result of foreign political, social, economic, environmental, credit, informational or currency changes or other issues relating to foreign investing generally. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. The Fund's investments in foreign securities may be subject to foreign withholding taxes, which would decrease the yield on those securities.

Inflation/Deflation Risk is the risk that the value of assets or income from investments will be worth less in the future as inflation decreases the present value of future payments. Deflation risk is the risk that prices throughout the economy decline over time - the opposite of inflation. Deflation may have an adverse effect on the creditworthiness of issuers and may make issuer default more likely, which may result in a decline in the value of the Fund's portfolio.

Interest Rate Risk is the risk that the value of the Fund's investments will fall if interest rates rise. Interest rate risk generally is greater for funds that invest in fixed-income securities with relatively longer durations than for funds that invest in fixed-income securities with shorter durations. The value of zero-coupon securities, pay-in-kind bonds and securities with longer maturities are generally more sensitive to fluctuations in interest rates than other fixed-income securities. In addition, an economic downturn or period of rising interest rates could adversely affect the market of these securities and reduce the Fund's ability to sell them. Senior loans typically have adjustable rates. As a result, it is expected that the values of senior loans held by the Fund will fluctuate less in response to interest rate changes than will fixed-rate debt securities; however, the interest rates paid by these loans will generally decrease if interest rates fall. Senior loans and other fixed-income securities are subject to the risk that borrowers pay off the debts sooner than expected.

Issuer Risk is the risk that the value of securities may decline due to a number of reasons relating to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods and services.

Large Investor Risk is the risk associated with ownership of shares of the Fund that may be concentrated in one or a few large investors. Such investors may redeem shares in large quantities or on a frequent basis. Redemptions by a large investor can affect the performance of the Fund, may increase realized capital gains, may accelerate the realization of taxable income to shareholders and may increase transaction costs. These transactions potentially limit the use of any capital loss carryforwards and certain other losses to offset future realized capital gains (if any). Such transactions may also increase the Fund's expenses.

Leverage Risk is the risk associated with securities or practices (e.g., borrowing and the use of certain derivatives) and investment in certain types of derivatives that multiply small index, market or asset price movements into larger changes in value. Use of derivative instruments may involve leverage. When a derivative is used as a hedge against an offsetting position that the Fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged instrument, and vice versa. To the extent that the Fund uses a derivative for purposes other than as a hedge, or if the Fund hedges imperfectly, the Fund is directly exposed to the risks of that derivative and any loss generated by the derivative will not be offset by a gain. Futures are derivatives and may be subject to this type of risk.

Liquidity Risk is the risk that the Fund may be unable to find a buyer for its investments when it seeks to sell them or to receive the price it expects. Securities acquired in a private placement, such as Rule 144A securities, generally are subject to strict restrictions on resale and there may be no liquid secondary market or ready purchaser for such securities. Therefore, the Fund may be unable to dispose of such securities when it desires to do so, or at the most advantageous time or price. Liquidity issues may also make it difficult to value the Fund's investments.

Management Risk is the risk that Loomis Sayles' investment techniques will be unsuccessful and cause the Fund to incur losses.

Market Risk is the risk that the market value of a security will move up and down, sometimes rapidly and unpredictably, based upon a change in an issuer's financial condition, as well as overall market and economic conditions.

Mortgage-Related and Asset-Backed Securities Risk is the risk that the securities may be prepaid and result in the reinvestment of the prepaid amounts in securities with lower yields than the prepaid obligations. Conversely, there is a risk that an unexpected rise in interest rates will extend the life of a mortgage-related or asset-backed security beyond the expected prepayment time, typically reducing the security's value. The Fund may also incur a loss when there is a prepayment of securities that were purchased at a premium. It also includes risks associated with investing in the mortgages underlying the mortgage-backed securities. The market for mortgage-backed securities (and other asset-backed securities) has experienced high volatility and a lack of liquidity. As a result, the value of many of these securities has significantly declined. The Fund's investments in other asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.

Small-Capitalization Companies Risk is the risk that the Fund's investments may be subject to more abrupt price movements, limited markets, increased volatility and less liquidity than investments in larger, more established companies, which could adversely affect the value of the portfolio.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Risk/Return Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table give an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the one-year, five-year and life-of-fund periods compared to those of a broad measure of market performance. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available online at www.loomissayles.com and/or by calling the Fund toll-free at 800-633-3330.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The following bar chart and table give an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the one-year, five-year and life-of-fund periods compared to those of a broad measure of market performance.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-633-3330
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.loomissayles.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Returns for Institutional Class Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Fund's best quarter was 24.41%, (second quarter of 2009), and the Fund's worst quarter was -18.26%, (fourth quarter of 2008).
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended December 31, 2012
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Index performance reflects no deduction for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts, such as 529 plans, or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts, such as 529 plans, or individual retirement accounts. Index performance reflects no deduction for fees, expenses or taxes.

Loomis Sayles High Income Opportunities Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.41%	[1]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.23%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.64%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.64%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	none
1 year	rr_ExpenseExampleYear01	none
3 years	rr_ExpenseExampleYear03	none
5 years	rr_ExpenseExampleYear05	none
10 years	rr_ExpenseExampleYear10	none
2005	rr_AnnualReturn2005	3.06%
2006	rr_AnnualReturn2006	10.88%
2007	rr_AnnualReturn2007	2.54%
2008	rr_AnnualReturn2008	(28.54%)
2009	rr_AnnualReturn2009	60.32%
2010	rr_AnnualReturn2010	15.91%
2011	rr_AnnualReturn2011	1.53%
2012	rr_AnnualReturn2012	20.77%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	24.41%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.26%)
One Year	rr_AverageAnnualReturnYear01	20.77%
Five Years	rr_AverageAnnualReturnYear05	10.24%
Life-of-Fund	rr_AverageAnnualReturnSinceInception	9.18%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 12, 2004
Loomis Sayles High Income Opportunities Fund | Return After Taxes on Distributions | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	17.72%
Five Years	rr_AverageAnnualReturnYear05	6.99%
Life-of-Fund	rr_AverageAnnualReturnSinceInception	6.14%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 12, 2004
Loomis Sayles High Income Opportunities Fund | Return After Taxes on Distributions and Sale of Fund Shares | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	13.40%
Five Years	rr_AverageAnnualReturnYear05	6.75%
Life-of-Fund	rr_AverageAnnualReturnSinceInception	6.01%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 12, 2004
Loomis Sayles High Income Opportunities Fund | Barclays U.S. Corporate High-Yield Bond Index
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	15.81%
Five Years	rr_AverageAnnualReturnYear05	10.34%
Life-of-Fund	rr_AverageAnnualReturnSinceInception	8.75%

[1]	The amount under Management Fees reflects the approximate amount that would be required to compensate Loomis Sayles for providing investment advisory services to the Fund (not the advisory fees charged for the entire "wrap fee" program or for the investor's separate account with Loomis Sayles), and the amount under Other Expenses reflects the amount of operating expenses of the Fund which are paid for by Loomis Sayles or its affiliates. See Note (*) above.